Mercury Aggregate Bond Index Fund
                          of Mercury Index Funds, Inc.

                    Supplement dated November 5, 2001 to the
                          Prospectus dated May 4, 2001



         The second paragraph in the section of the Prospectus of Mercury Index Funds, Inc. captioned "About the Portfolio Managers" appearing on page 11 is deleted in its entirety and replaced by the following:

                  The Mercury Aggregate Bond Index Fund is co-managed by Christopher G. Ayoub, Theodore J. Magnani and Frank Viola. Mr. Ayoub has been responsible for the management of the Aggregate Bond Index Fund since February, 2000 and Mr. Magnani and Mr. Viola have been responsible for the management of the Aggregate Bond Index Fund beginning in October, 2001.

         The section in the Prospectus of Mercury Index Funds, Inc. captioned "Management of the Funds" appearing on page 35 is amended as follows:

         The biographies of Gregory Mark Maunz and Jeff Hewson are deleted and replaced by the following biographies of Frank Viola and Theodore J. Magnani.

                  Frank Viola, Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund. Mr. Viola has been a Director of the Investment Adviser and certain of its affiliates and a Portfolio Manager thereof since 1997, the Treasurer of Merrill Lynch Bank & Trust from 1996 to 1997 and a Vice President of Merrill Lynch Capital Markets from 1993 to 1996.

                  Theodore J. Magnani, Co-Portfolio Manager of the Aggregate Bond Index Fund. Mr. Magnani has been a Vice President and Portfolio Manager of the Investment Adviser and certain of its affiliates since 1992.








CODE #MF19106-0501ALL

                        Mercury Aggregate Bond Index Fund
                          of Mercury Index Funds, Inc.

                    Supplement dated November 5, 2001 to the
              Statement of Additional Information dated May 4, 2001

         The section in the Statement of Additional Information captioned "Management of the Funds" beginning on page 22 is amended as follows:

         The biographies of Gregory Mark Maunz and Jeffrey B. Hewson are deleted and replaced by the following biographies of Frank Viola and Theodore J. Magnani.

                  Frank Viola (37) - Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund (1)(2) - Director of the Investment Adviser and certain of its affiliates and a Portfolio Manager thereof since 1997; Treasurer of Merrill Lynch Bank & Trust from 1996 to 1997; Vice President of Merrill Lynch Capital Markets from 1993 to 1996.

                  Theodore J. Magnani (39) - Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund (1)(2) - Vice President and Portfolio Manager of the Investment Adviser and certain of its affiliates since 1992.












CODE # 19107-0501ALL